Stockholders' Equity - Schedule of Outstanding Stock Warrants (Details) (10-K) - Warrant [Member] - $ / shares	12 Months Ended
	May 31, 2019	May 31, 2018
Number of shares stock warrants outstanding, Beginning balance	5,461,500
Number of shares stock warrants, Granted	962,500	5,461,500
Number of shares stock warrants outstanding, Ending balance	6,424,000	5,461,500
Warrants exercisable, Ending	6,424,000
Average exercise price stock warrants, Beginning balance	$ 11.50
Average exercise price stock warrants, Granted	4.00	11.50
Average exercise price stock warrants, Ending balance	$ 10.38	$ 11.50
Stock warrants granted shares, Expiration Date	May 2024	November 2023